Stockholders' Equity and Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Transactions Under the Stock Option Plans
Transactions under the stock option plans are summarized as follows:

	Option Price per Share	Outstanding	Vested	Available for Grant
January 1, 2013	$42.00-$245.85	528,556	306,082	195,928
Increase in shares authorized	—	—	—	248,666
Plan Expiration	—	—	—	(5,283)
Granted	57.90-99.60	119,220	—	(119,220)
Vested	—	—	70,360	—
Exercised	42.00-87.15	(47,171)	(47,171)	—
Cancelled/forfeited	45.00-231.45	(50,038)	(23,573)	46,821
Restricted stock granted out of option plans	—	—	—	(47,663)
Restricted stock forfeited or cancelled for employee minimum income taxes and returned to the plans	—	—	—	15,513
December 31, 2013	42.45-245.85	550,567	305,698	334,762
Plan Expiration	—	—	—	(4,452)
Granted	37.05-62.55	115,760	—	(115,760)
Vested	—	—	92,750	—
Exercised	45.00	(1,900)	(1,900)	—
Cancelled/forfeited	45.00-231.45	(65,358)	(38,158)	14,453
Restricted stock granted out of option plans	—	—	—	(48,503)
Restricted stock forfeited or cancelled for employee minimum income taxes and returned to the plans	—	—	—	2,968
December 31, 2014	37.05-245.85	599,069	358,390	183,468
Granted	34.2	53,328	—	(53,328)
Vested	—	—	79,779	—
Cancelled/forfeited	37.05-231.45	(91,600)	(53,864)	12,358
Restricted stock granted out of option plans	—	—	—	(45,652)
Restricted stock forfeited or cancelled for employee minimum income taxes and returned to the plans	—	—	—	157
December 31, 2015	$34.2-$245.85	560,797	384,305	97,003

Summary of Stock Options Outstanding
Stock options outstanding at December 31, 2015 are summarized as follows:

Option Price per Share	Outstanding	Weighted Average Exercise Price of Outstanding Options	Weighted Average Remaining Contract Life	Vested	Weighted Average Exercise Price of Vested Options
$34.20 - $57.90	171,479	$47.10	6.2 years	75,914	$51.81
$61.05 - $95.85	237,647	$77.85	6.4 years	158,587	$82.85
$97.95 - $149.55	90,148	$116.40	5.1 years	88,281	$116.78
$151.35 - $245.85	61,523	$215.48	2.8 years	61,523	$215.48
Totals	560,797	$89.74	6.2 years	384,305	$105.80

Additional Information Related to the Company's Stock Options
Additional information related to the Company’s stock options follows:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value (000’s)
Total outstanding at January 1, 2015	599,069	$94.50		6.7 years
Options granted	53,328	$34.20	$16.65
Options exercised	—	$—
Options cancelled	(37,736)	$68.88
Options forfeited	(53,864)	$102.79
Total outstanding at December 31, 2015	560,797	$89.74		6.0 years	$—
Options exercisable and vested at December 31, 2015	384,305	$105.80		5.0 years	$—

Status of the Company's Restricted Stock and Restricted Stock Unit Awards
The status of the Company’s restricted stock and restricted stock unit awards for 2015 follows:

Number of Shares/Units
Total nonvested at January 1, 2015	66,447
Granted	45,652
Vested	(29,287)
Forfeited	(9,185)
Total nonvested at December 31, 2015	73,627

Schedule of Valuation Assumptions
Pursuant to ASC 718, “Compensation – Stock Compensation,” the stock appreciation rights are considered liability awards and as such, these amounts are accrued in the liability section of the balance sheet. The Company calculated the fair value of each SAR award on the date of grant using a Monte Carlo simulation model. The following assumptions were used:

December 31, 2015
Risk-free interest rates	2.19%
Expected lives (in years)	3.3
Expected dividend yield	—%
Expected volatility	69.38%
The Company calculated the fair value of each stock option on the date of grant using the Black-Scholes option pricing model. The following assumptions were used for each respective period:

	Years Ended December 31,
	2015	2014	2013
Risk-free interest rates	1.38%	1.6% – 1.7%	0.9% – 1.8%
Expected lives (in years)	4.5	5.5	5.5
Expected dividend yield	—%	—%	—%
Expected volatility	59.32%	65.9% – 70.5%	62.1% – 70.6%

Summary of Stock-based Compensation Expense
The following table summarizes stock-based compensation expense for the years ended December 31, 2015, 2014 and 2013 as follows (in thousands):

	Years Ended December 31,
	2015	2014	2013
Stock-based compensation expense	$5,486	$8,707	$7,476
Tax benefit related thereto	(1,826)	(2,908)	(2,469)
Stock-based compensation expense, net of tax	$3,660	$5,799	$5,007